FINANCIAL INSTRUMENTS (Foreign Currency Risk Management) (Details) kr in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2017 USD ($)	Dec. 31, 2017 NOK (kr)	Dec. 31, 2016 USD ($)
Derivative [Line Items]
Debt amount		$ 1,100,000	kr 500,000	$ 1,200,000
Designated as Hedging Instrument [Member] | $105,436 (equivalent to NOK600 million)
Derivative [Line Items]
Debt amount		$ 105,436	0
Designated as Hedging Instrument [Member] | $151,008 (equivalent to NOK900 million)
Derivative [Line Items]
Inception date	[1]	Mar. 19, 2014
Maturity date	[1]	Mar. 19, 2019
Debt amount	[1]	$ 151,008	900,000
Designated as Hedging Instrument [Member] | $63,987 (equivalent to NOK500 million)
Derivative [Line Items]
Inception date		Oct. 19, 2017
Debt amount	[1]	$ 63,987	kr 500,000

[1]	These swaps relate to the NOK900 million and NOK500 million unsecured bonds due 2019 and 2020, respectively, and the fixed interest rates paid are exchanged for NIBOR plus the margin on the bonds. For the remaining swaps the fixed interest rate paid is exchanged for LIBOR, excluding margin on the underlying loans.